Annual Total Returns (Vanguard Russell 1000 Value Index Fund - ETF Shares ETF) (Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Value Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Annual Total Return
2012	17.35%
2011	0.23%